TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2022
TRADE AND OTHER RECEIVABLES
Summary of Trade and other receivables

	At December 31	At December 31
(in thousands)	2022	2021

Trade receivables	$3,184	$2,866
Receivables in MLJV and MWJV	508	533
Sales tax receivables	428	255
Sundry receivables	23	2
	$4,143	$3,656